UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21199
                                   811-21298

Name of Fund:  WCMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA Treasury Fund and Master Treasury Trust, 800 Scudders Mill
Road, Plainsboro, NJ,  08536.  Mailing address:  P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/03 - 09/30/03

Item 1 - Attach shareholder report



(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com


WCMA Treasury Fund


Semi-Annual Report
September 30, 2003



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.



WCMA Treasury Fund
Box 9011
Princeton, NJ
08543-9011



WCMA Treasury Fund


Officers and Trustees


Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Charles C. Reilly, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
Cindy V. Macaulay, Vice President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary



Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*For inquiries regarding your WCMA account, call (800-262-4636).



Electronic Delivery


The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



WCMA TREASURY FUND, SEPTEMBER 30, 2003




A Letter From the President


Dear Shareholder

Now in its final quarter, 2003 has been a meaningful year in many respects. After one of the most significant equity market downturns in many investors' memories, this year finally brought hopeful signs for a sustainable economic recovery. Sub par economic growth of 1.4% in the first quarter of 2003 increased to projected growth of more than 4% in the second half of the year. With that good news, fixed income investments, which had become the asset class of choice during the long equity market decline, faced new challenges.

Earlier in the year, the Federal Reserve Board continued its accommodative monetary policy, lowering the Federal Funds rate in June to 1%, its lowest level since 1958. With this move, long-term interest rates continued to be volatile, as investors began to anticipate the impact of future Federal Reserve Board moves and economic revitalization. As of September 30, 2003, the ten-year Treasury bond was yielding 3.96%. This compared to a yield of 3.83% six months earlier and 3.63% one year ago.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. With that said, remember also that the advice and guidance of a skilled financial advisor often can mean the difference between successful and unsuccessful investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



WCMA TREASURY FUND, SEPTEMBER 30, 2003




A Discussion With Your Fund's Portfolio Manager


We took advantage of declining interest rates during the period by increasing our holdings in the longer end of the yield curve.


How did the Fund perform in light of the existing market conditions?

For the six-month period ended September 30, 2003, WCMA Treasury Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of .62%, .63%, .70% and .70%, respectively.* As of September 30, 2003, the Fund's Class 1, Class 2, Class 3 and Class 4 Shares had seven-day yields of .04%, .07%, ..35% and .35%, respectively.

The average portfolio maturity for WCMA Treasury Fund at September 30, 2003 was 66 days, compared to 59 days at March 31, 2003.

At the start of the six-month period, investors were anticipating that an economic recovery was imminent. Economic growth began to show improvement, with 3.3% GDP growth registered in the second quarter of 2003 and projected growth of greater than 4% for the second half of 2003. In June, the Federal Reserve Board continued its easing of monetary policy, dropping the Federal Funds rate to 1%, its lowest level in 45 years.

Based on this scenario, we adopted a more conservative strategy in managing the Fund. While Federal Reserve Board policy was extremely accommodative, we would not expect interest rates to remain at historical lows for a prolonged period of time. Nevertheless, fear of deflation, coupled with lack of job growth, gave us comfort that the Federal Reserve Board would not shift monetary policy and increase interest rates for some time.

Adding to the general market and economic dynamics during the period were supply factors. At the beginning of the period, the U.S. Treasury was issuing more front-end Treasury bills and notes than ever before to cover a growing deficit. This, and the reintroduction of the three-year Treasury note in the refunding cycle, led to a steeper yield curve, with higher yields on the longer end of the curve.


*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


How did you manage the Fund during the period?

At the beginning of the period we believed that interest rates were at their height, so we increased our holdings in the longer end of the yield curve (the one-year - two-year range). As the period progressed and the yield curve steepened, we gradually moved our average life from the 60-day range to the 70-day area.

Our sector of choice for yield and price appreciation became the two-year sector. Although we participated actively in the short end, we used the long end of the curve to add yield. Since we believed that yields would remain stable for the near term, we concentrated more on the three-month - six-month sector in the shorter end of our investment universe. Recently, decreased issuance of one-month bills had us rolling fewer of those maturities and concentrating more heavily in the three-month sector. As interest rates rallied late in the period, interest rates between three-month and six-month securities compressed, prompting us to favor the three-month bills for relative value reasons.


How would you characterize the Fund's position at the close of the period?

We believe the Fund is well positioned going forward. We plan to maintain a longer average life, as the Federal Reserve Board has stated it will be slow to increase interest rates to ensure the economy's recovery. Our high liquidity base offers us opportunities to become more involved if interest rates move higher.

We will continue to look for opportunities to add to the Fund's average life and for trading opportunities in two-year notes when interest rates back up. We expect that the Fund will experience heavy cash inflows in December, as many investors shift their assets into Treasury funds for year-end tax advantages. Because much of this money will be redeemed in January, we have been careful to avoid issues maturing in December and place maturities in January to generate yield and meet the seasonal redemptions that follow the year-end influx.


Cindy V. Macaulay
Vice President and Portfolio Manager


October 16, 2003



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Statement of Assets and Liabilities

As of September 30, 2003
Assets

               Investment in Master Treasury Trust, at value
               (identified cost--$413,927,850)                                                              $   413,973,636
               Other assets                                                                                          92,513
                                                                                                            ---------------
               Total assets                                                                                     414,066,149
                                                                                                            ---------------

Liabilities

               Payables:
                 Distributor                                                              $       130,519
                 Other affiliates                                                                   4,134           134,653
                                                                                          ---------------   ---------------
               Total liabilities                                                                                    134,653
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $   413,931,496
                                                                                                            ===============

Net Assets Consist of

               Class 1 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                         $     2,927,571
               Class 2 Shares of beneficial interest, $.10 par value, unlimited number
               of shares authorized                                                                              17,655,137
               Class 3 Shares of beneficial interest, $.10 par value, unlimited number of
               shares authorized                                                                                 17,135,765
               Class 4 Shares of beneficial interest, $.10 par value, unlimited number of
               shares authorized                                                                                  3,670,098
               Paid-in capital in excess of par                                                                 372,497,139
               Unrealized appreciation on investments from the Trust--net                                            45,786
                                                                                                            ---------------
               Net Assets                                                                                   $   413,931,496
                                                                                                            ===============

Net Asset Value

               Class 1--Based on net assets of $29,278,100 and 29,275,707 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 2--Based on net assets of $176,569,689 and 176,551,370 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 3--Based on net assets of $171,376,289 and 171,357,652 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============
               Class 4--Based on net assets of $36,707,418 and 36,700,981 shares
               outstanding                                                                                  $          1.00
                                                                                                            ===============

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Statement of Operations

For the Six Months Ended September 30, 2003
Investment Income from the Trust--Net

               Net investment income allocated from the Trust:
                 Interest                                                                                   $       513,999
                 Expenses                                                                                         (118,370)
                                                                                                            ---------------
               Net investment income from the Trust                                                                 395,629
                                                                                                            ---------------

Expenses

               Account maintenance and distribution fees--Class 2                         $       143,417
               Administration fees                                                                128,444
               Account maintenance and distribution fees--Class 3                                  76,353
               Account maintenance fee--Class 1                                                    31,262
               Account maintenance and distribution fees--Class 4                                  23,745
               Offering costs                                                                      18,642
               Registration fees                                                                   17,163
               Professional fees                                                                    3,844
               Transfer agent fees--Class 2                                                         1,021
               Transfer agent fees--Class 3                                                           980
               Printing and shareholder reports                                                       699
               Transfer agent fees--Class 4                                                           311
               Transfer agent fees--Class 1                                                           151
               Pricing fees                                                                           102
               Other                                                                                  602
                                                                                          ---------------
               Total expenses before waiver                                                       446,736
               Waiver of expenses                                                               (165,529)
                                                                                          ---------------
               Total expenses after waiver                                                                          281,207
                                                                                                            ---------------
               Investment income--net                                                                               114,422
                                                                                                            ---------------

Realized & Unrealized Gain From the Trust--Net

               Realized gain on investments from the Trust--net                                                       3,251
               Change in unrealized appreciation on investments from the Trust--net                                  45,784
                                                                                                            ---------------
               Total realized and unrealized gain from the Trust--net                                                49,035
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $       163,457
                                                                                                            ===============

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Statements of Changes in Net Assets
                                                                                           For the Six      For the Period
                                                                                           Months Ended    March 3, 2003++
                                                                                          September 30,      to March 31,
Increase (Decrease) in Net Assets:                                                             2003              2003
Operations

               Investment income--net                                                     $       114,422   $            61
               Realized gain on investments from the Trust--net                                     3,251                --
               Change in unrealized appreciation on investments from the Trust--net                45,784                 2
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                               163,457                63
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

               Investment income--net:
                 Class 1                                                                          (1,046)              (16)
                 Class 2                                                                         (15,425)              (15)
                 Class 3                                                                         (74,288)              (15)
                 Class 4                                                                         (23,663)              (15)
               Realized gain on investments--net:
                 Class 1                                                                            (178)                --
                 Class 2                                                                          (1,272)                --
                 Class 3                                                                          (1,276)                --
                 Class 4                                                                            (525)                --
                                                                                          ---------------   ---------------
               Net decrease in net assets resulting from dividends and
               distributions to shareholders                                                    (117,673)              (61)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

               Net increase in net assets derived from beneficial interest
               transactions                                                                   413,785,649                61
                                                                                          ---------------   ---------------

Net Assets

               Total increase in net assets                                                   413,831,433                63
               Beginning of period                                                                100,063           100,000
                                                                                          ---------------   ---------------
               End of period                                                              $   413,931,496   $       100,063
                                                                                          ===============   ===============

++Commencement of operations.

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Financial Highlights
                                                                                                     Class 1

                                                                                          For the Six       For the Period
The following per share data and ratios have been derived                                 Months Ended     March 20, 2003++
from information provided in the financial statements.                                   September 30,       to March 31,
Increase (Decrease) in Net Asset Value:                                                       2003               2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                               .0005             .0002
               Realized and unrealized gain on investments from the Trust--net                      .0012             .0001
                                                                                          ---------------   ---------------
               Total from investment operations                                                     .0017             .0003
                                                                                          ---------------   ---------------
               Less dividends and distributions:
                 Investment income--net                                                           (.0005)           (.0002)
                 Realized gain on investments--net                                                   --**                --
                                                                                          ---------------   ---------------
               Total dividends and distributions                                                  (.0005)           (.0002)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total Investment Return                                                              .62%*              .04%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver++++                                                    .97%*              .02%
                                                                                          ===============   ===============
               Total expenses++++                                                                  1.57%*              .02%
                                                                                          ===============   ===============
               Total investment income and realized gain on investments--net                        .04%*              .02%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $        29,278   $            25
                                                                                          ===============   ===============

*Annualized.

**Amount is less than $(.0001) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Financial Highlights (continued)
                                                                                                     Class 2

                                                                                          For the Six       For the Period
The following per share data and ratios have been derived                                 Months Ended     March 20, 2003++
from information provided in the financial statements.                                   September 30,       to March 31,
Increase (Decrease) in Net Asset Value:                                                       2003               2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                               .0006             .0002
               Realized and unrealized gain on investments from the Trust--net                      .0007             .0001
                                                                                          ---------------   ---------------
               Total from investment operations                                                     .0013             .0003
                                                                                          ---------------   ---------------
               Less dividends and distributions:
                 Investment income--net                                                           (.0006)           (.0002)
                 Realized gain on investments--net                                                   --**                --
                                                                                          ---------------   ---------------
               Total dividends and distributions                                                  (.0006)           (.0002)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total Investment Return                                                              .63%*              .04%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver++++                                                    .93%*              .02%
                                                                                          ===============   ===============
               Total expenses++++                                                                  1.24%*              .02%
                                                                                          ===============   ===============
               Total investment income and realized gain on investments--net                        .08%*              .02%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $       176,570   $            25
                                                                                          ===============   ===============

*Annualized.

**Amount is less than $(.0001) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Financial Highlights (continued)
                                                                                                     Class 3

                                                                                          For the Six       For the Period
The following per share data and ratios have been derived                                 Months Ended     March 20, 2003++
from information provided in the financial statements.                                   September 30,       to March 31,
Increase (Decrease) in Net Asset Value:                                                       2003               2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                               .0010             .0002
               Realized and unrealized gain on investments from the Trust--net                      .0002             .0001
                                                                                          ---------------   ---------------
               Total from investment operations                                                     .0012             .0003
                                                                                          ---------------   ---------------
               Less dividends and distributions:
                 Investment income--net                                                           (.0010)           (.0002)
                 Realized gain on investments--net                                                   --**                --
                                                                                          ---------------   ---------------
               Total dividends and distributions                                                  (.0010)           (.0002)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total Investment Return                                                              .70%*              .04%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver++++                                                    .63%*              .02%
                                                                                          ===============   ===============
               Total expenses++++                                                                   .94%*              .02%
                                                                                          ===============   ===============
               Total investment income and realized gain on investments--net                        .37%*              .02%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $       171,376   $            25
                                                                                          ===============   ===============

*Annualized.

**Amount is less than $(.0001) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Financial Highlights (concluded)
                                                                                                     Class 4

                                                                                          For the Six       For the Period
The following per share data and ratios have been derived                                 Months Ended     March 20, 2003++
from information provided in the financial statements.                                   September 30,       to March 31,
Increase (Decrease) in Net Asset Value:                                                       2003               2003
Per Share Operating Performance

               Net asset value, beginning of period                                       $          1.00   $          1.00
                                                                                          ---------------   ---------------
               Investment income--net                                                               .0009             .0002
               Realized and unrealized gain on investments from the Trust--net                      .0003             .0001
                                                                                          ---------------   ---------------
               Total from investment operations                                                     .0012             .0003
                                                                                          ---------------   ---------------
               Less dividends and distributions:
                 Investment income--net                                                           (.0009)           (.0002)
                 Realized gain on investments--net                                                   --**                --
                                                                                          ---------------   ---------------
               Total dividends and distributions                                                  (.0009)           (.0002)
                                                                                          ---------------   ---------------
               Net asset value, end of period                                             $          1.00   $          1.00
                                                                                          ===============   ===============
               Total Investment Return                                                              .70%*              .04%
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Total expenses, net of waiver++++                                                    .63%*              .02%
                                                                                          ===============   ===============
               Total expenses++++                                                                   .93%*              .02%
                                                                                          ===============   ===============
               Total investment income and realized gain on investments--net                        .37%*              .02%
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $        36,707   $            25
                                                                                          ===============   ===============

*Annualized.

**Amount is less than $(.0001) per share.

++Effective date of the Fund's registration.

++++Includes the Fund's share of the Trust's allocated expenses.

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003




Notes to Financial Statements


1. Significant Accounting Policies:
WCMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Treasury Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2003 was 35.4%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents interests in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and have exclusive voting rights with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial
Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.



WCMA TREASURY FUND, SEPTEMBER 30, 2003




Notes to Financial Statements (continued)


The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:


                              Account
                          Maintenance           Distribution
                                  Fee                    Fee

Class 1                          .25%                   .75%
Class 2                          .25%                  .425%
Class 3                          .25%                  .125%
Class 4                          .25%                  .125%





The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to respective shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to respective shareholders. FAM and MLPF&S have entered into a contractual arrangement to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is .35% higher than that of CMA Treasury Fund, and Class 3 and Class 4 Shares is equal to that of CMA Treasury Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term, which began on the commencement date of operations and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receive a positive yield on each daily dividend. For the six months ended September 30, 2003, MLPF&S has earned fees of $274,777 of which $165,529 was waived.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Shares of Beneficial Interest:
Net increase in net assets derived from beneficial interest transactions was $413,785,649 and $61 for the six months ended
September 30, 2003 and the period March 3, 2003 to March 31, 2003, respectively.


Class 1 Shares for the
Six Months Ended                                             Dollar
September 30, 2003                        Shares             Amount

Shares sold                           32,788,204     $   32,788,204
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                       1,224              1,224
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets            27,000,207         27,000,207
                                  --------------     --------------
Total issued                          59,789,635         59,789,635
Shares redeemed                     (30,538,944)       (30,538,944)
                                  --------------     --------------
Net increase                          29,250,691     $   29,250,691
                                  ==============     ==============



Class 1 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   16     $           16
                                  --------------     --------------
Net increase                                  16     $           16
                                  ==============     ==============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.



Class 2 Shares for the
Six Months Ended                                             Dollar
September 30, 2003                        Shares             Amount

Shares sold                           90,746,172     $   90,746,172
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                      16,697             16,697
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets           183,494,623        183,494,623
                                  --------------     --------------
Total issued                         274,257,492        274,257,492
Shares redeemed                     (97,731,137)       (97,731,137)
                                  --------------     --------------
Net increase                         176,526,355     $  176,526,355
                                  ==============     ==============



WCMA TREASURY FUND, SEPTEMBER 30, 2003




Notes to Financial Statements (concluded)


Class 2 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   15     $           15
                                  --------------     --------------
Net increase                                  15     $           15
                                  ==============     ==============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.



Class 3 Shares for the
Six Months Ended                                             Dollar
September 30, 2003                        Shares             Amount

Shares sold                          112,557,177     $  112,557,177
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                      75,564             75,564
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets           164,869,516        164,869,516
                                  --------------     --------------
Total issued                         277,502,257        277,502,257
Shares redeemed                    (106,169,620)      (106,169,620)
                                  --------------     --------------
Net increase                         171,332,637     $  171,332,637
                                  ==============     ==============



Class 3 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   15     $           15
                                  --------------     --------------
Net increase                                  15     $           15
                                  ==============     ==============

++Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.



Class 4 Shares for the
Six Months Ended                                             Dollar
September 30, 2003                        Shares             Amount

Shares sold                          118,434,167     $  118,434,167
Shares issued to shareholders
   in reinvestment of dividends
   and distributions                      24,188             24,188
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets            43,393,250         43,393,250
                                  --------------     --------------
Total issued                         161,851,605        161,851,605
Shares redeemed                    (125,175,639)      (125,175,639)
                                  --------------     --------------
Net increase                          36,675,966     $   36,675,966
                                  ==============     ==============



Class 4 Shares for the
Period March 3, 2003++                                       Dollar
to March 31, 2003                         Shares             Amount

Shares sold                                   15     $           15
                                  --------------     --------------
Net increase                                  15     $           15
                                  ==============     ==============


++Prior to March 3, 2003 (commencement of operations), the Fund issued 25,000 shares to FAM for $25,000.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Schedule of Investments                                                     Master Treasury Trust            (In Thousands)
                                              Face                 Interest               Maturity
Issue                                        Amount                  Rate                   Date                    Value
U.S. Government Obligations*--103.4%

U.S. Treasury Bills                         $115,733            0.91 - 0.96 %              10/02/2003           $   115,727
                                              81,431             0.86 - 0.881              10/09/2003                81,413
                                             137,606            0.872 - 0.875              10/16/2003               137,553
                                             140,393            0.855 - 0.912              10/23/2003               140,315
                                              66,837             0.85 - 0.924              10/30/2003                66,791
                                              26,392                 0.94                  11/13/2003                26,364
                                              69,094             0.93 - 0.94               11/20/2003                69,009
                                              30,000                 0.98                  11/28/2003                29,959
                                              39,929            0.948 - 0.955              12/04/2003                39,867
                                             200,025             0.93 - 0.985              12/11/2003               199,677
                                              50,024             0.837 - 0.92              12/26/2003                49,913
                                              53,700             0.93 - 0.94                1/02/2004                53,569
                                              19,000                1.015                   1/22/2004                18,943
                                              47,000            0.975 - 0.985               1/29/2004                46,850
                                               8,963             1.0 - 1.015                2/05/2004                 8,933
                                              25,000                1.025                   2/12/2004                24,910
                                              25,000                 1.03                   2/26/2004                24,899

U.S. Treasury Notes                           15,000                 3.25                  12/31/2003                15,084
                                               6,000                3.625                   3/31/2004                 6,078
                                              19,750                3.375                   4/30/2004                20,019
                                               7,000                2.875                   6/30/2004                 7,096
                                               5,000                 2.25                   7/31/2004                 5,049
                                              11,000                2.125                   8/31/2004                11,107
                                               5,500                2.125                  10/31/2004                 5,561
                                               5,000                1.625                   3/31/2005                 5,031

Total U.S. Government Obligations (Cost--$1,209,275)                                                              1,209,717
Total Investments (Cost--$1,209,275)--103.4%                                                                      1,209,717
Liabilities in Excess of Other Assets--(3.4%)                                                                      (39,301)
                                                                                                                -----------
Net Assets--100.0%                                                                                              $ 1,170,416
                                                                                                                ===========

*U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Statement of Assets and Liabilities                                                                   Master Treasury Trust

As of September 30, 2003
Assets

               Investments, at value (identified cost--$1,209,274,755++)                                    $ 1,209,717,132
               Cash                                                                                                   5,293
               Receivables:
                 Contributions                                                            $     8,143,234
                 Interest                                                                         536,033         8,679,267
                                                                                          ---------------
               Prepaid expenses and other assets                                                                     24,146
                                                                                                            ---------------
               Total assets                                                                                   1,218,425,838
                                                                                                            ---------------

Liabilities

               Payables:
                 Securities purchased                                                          47,968,267
                 Investment advisor                                                                25,857
                 Other affiliates                                                                  15,708        48,009,832
                                                                                          ---------------   ---------------
               Total liabilities                                                                                 48,009,832
                                                                                                            ---------------

Net Assets

               Net assets                                                                                   $ 1,170,416,006
                                                                                                            ===============

Net Assets Consist of

               Investors' capital                                                                           $ 1,169,973,629
               Unrealized appreciation on investments--net                                                          442,377
                                                                                                            ---------------
               Net Assets                                                                                   $ 1,170,416,006
                                                                                                            ===============

++Cost for Federal income tax purposes. As of September 30, 2003, net unrealized appreciation for Federal income tax purposes amounted to $442,377, of which $443,918 related to appreciated securities and $1,541 related to depreciated securities.

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Statement of Operations                                                                               Master Treasury Trust

For the Six Months Ended September 30, 2003
Investment Income

               Interest and amortization of premium and discount earned                                     $     6,820,999

Expenses

               Investment advisory fees                                                   $     1,215,013
               Accounting services                                                                114,972
               Custodian fees                                                                      23,537
               Professional fees                                                                   22,364
               Trustees' fees and expenses                                                         22,068
               Pricing fees                                                                         2,381
               Other                                                                               13,767
                                                                                          ---------------
               Total expenses                                                                                     1,414,102
                                                                                                            ---------------
               Investment income--net                                                                             5,406,897
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) on Investments--Net

               Realized gain on investments--net                                                                     48,275
               Change in unrealized appreciation on investments--net                                               (89,813)
                                                                                                            ---------------
               Total realized and unrealized loss on investments--net                                              (41,538)
                                                                                                            ---------------
               Net Increase in Net Assets Resulting from Operations                                         $     5,365,359
                                                                                                            ===============

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Statements of Changes in Net Assets                                                                   Master Treasury Trust
                                                                                         For the Six       For the Period
                                                                                         Months Ended   February 13, 2003++
                                                                                        September 30,       to March 31,
Increase (Decrease) in Net Asset Value:                                                      2003               2003
Operations

               Investment income--net                                                     $     5,406,897   $     1,744,050
               Realized gain on investments--net                                                   48,275             8,642
               Change in unrealized appreciation on investments--net                             (89,813)            13,495
                                                                                          ---------------   ---------------
               Net increase in net assets resulting from operations                             5,365,359         1,766,187
                                                                                          ---------------   ---------------

Capital Transactions

               Proceeds from contributions                                                  2,618,893,348       631,848,007
               Fair value of net assets contributions                                                  --     1,408,085,004
               Fair value of withdrawals                                                  (2,751,958,420)     (743,683,479)
                                                                                          ---------------   ---------------
               Net increase (decrease) in net assets derived from capital transactions      (133,065,072)     1,296,249,532
                                                                                          ---------------   ---------------

Net Assets

               Total increase(decrease) in net assets                                       (127,699,713)     1,298,015,719
               Beginning of period                                                          1,298,115,719           100,000
                                                                                          ---------------   ---------------
               End of period                                                              $ 1,170,416,006   $ 1,298,115,719
                                                                                          ===============   ===============

++Commencement of operations.

See Notes to Financial Statements.



Financial Highlights                                                                                  Master Treasury Trust
                                                                                         For the Six       For the Period
                                                                                         Months Ended   February 13, 2003++
The following ratios have been derived from                                             September 30,       to March 31,
information provided in the financial statements.                                            2003               2003
Total Investment Return

               Total investment return                                                              .88%*             .60%*
                                                                                          ===============   ===============

Ratios to Average Net Assets

               Expenses                                                                             .23%*             .25%*
                                                                                          ===============   ===============
               Investment income and realized gain on investments--net                              .88%*             .98%*
                                                                                          ===============   ===============

Supplemental Data

               Net assets, end of period (in thousands)                                   $     1,170,416   $     1,298,116
                                                                                          ===============   ===============

*Annualized.

++Commencement of operations.

See Notes to Financial Statements.



WCMA TREASURY FUND, SEPTEMBER 30, 2003




Notes to Financial Statements
Master Treasury Trust


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the six months ended September 30, 2003, the Trust reimbursed
FAM $13,884 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.



WCMA TREASURY FUND, SEPTEMBER 30, 2003



Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--N/A (annual requirement only)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. - N/A (annual requirement only)

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2)Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


WCMA Treasury Fund and Master Treasury Trust


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 21, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 21, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       WCMA Treasury Fund and Master Treasury Trust


Date: November 21, 2003




Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.